Equity (Details)		3 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares
Equity [Abstract]
Share capital | $		$ 11,615,905		$ 11,615,905
Ordinary shares subscribed and disbursed (in shares)		116,159,054		116,159,054
Nominal value per share (in dollars per share) | $ / shares		$ 0.1
Voting right per share | Vote		1
Proportion of voting rights held by non-controlling interests				70.00%
Treasury shares held (in shares)		0		0
Number of treasury share transactions in the period (in shares)		0		0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date	Feb. 29, 2024
Dividend paid date	Mar. 22, 2024
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividends paid | $	$ 51,700,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares)		0	98,147
Algonquin [Member]
Equity [Abstract]
Ownership interest		42.20%
Proportion of voting rights held by non-controlling interests		41.50%
Dividends paid to non-controlling interests | $		$ 3,900,000	$ 5,900,000